SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Risks and Uncertainties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risks and Uncertainties
Total Assets	$ 20,646	$ 21,071	$ 25,224
Conga | Political and financial results contingencies
Risks and Uncertainties
Total Assets	$ 1,650	$ 1,666
Conga | Political and financial results contingencies | Minimum
Risks and Uncertainties
Pre-development period	5 years